Current Taxes and Deferred Taxes - Total Tax Receivable (Details) $ in Thousands, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
Current Taxes and Deferred Taxes
Current tax assets	$ 976	$ 677	$ 23,032
Current tax liabilities	$ (30,167)	(20,924)	(3,453)
Total tax receivable (payable), net		$ (20,247)	$ 19,579